TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

* * *

Transamerica JP Morgan Core Bond VP

(the “Portfolio”)

Effective immediately, the information in the Prospectus and Summary Prospectus under the section entitled “Management” for the Portfolio is deleted in its entirety and replaced with the information below.

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: J.P. Morgan Investment Management Inc.

Portfolio Managers:

Richard Figuly	Lead-Portfolio Manager	since 2016

Barbara Miller*	Co-Portfolio Manager	since 2015

Justin Rucker	Portfolio Manager	since 2019

* until March 31, 2020

Effective immediately, the following replaces the information in the Prospectus relating to the Portfolio under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica JP Morgan Core Bond VP

Name	Employer	Positions Over Past Five Years
Richard Figuly	J.P. Morgan Investment Management Inc.	Lead-Portfolio Manager of the portfolio since 2019; Portfolio Manager of the portfolio since 2016. Employee of J.P. Morgan Investment Management Inc. since 1993; Managing Director; Member of the Global Fixed Income, Currency & Commodities Group and Portfolio Manager for the U.S. Value Driven Team

Barbara Miller*	J.P. Morgan Investment Management Inc.	Co-Portfolio Manager of the portfolio since 2019; Portfolio Manager of the portfolio since 2015; Employee of J.P. Morgan Investment Management Inc. since 1994; Managing Director; Portfolio Manager and Head of the U.S. Value Driven Fixed Income Team. Senior Location Officer of the Global Fixed Income, Currency & Commodities Group

Justin Rucker	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2019; Employee of J.P. Morgan Investment Management Inc. since 2006; Executive Director; Member of the Global Fixed Income, Currency &Commodities Group and Portfolio Manager for the U.S. Value Driven Team

*	until March 31, 2020

Effective immediately, the following table replaces the corresponding table in the Statement of Additional Information in “Portfolio Managers – J.P. Morgan Investment Management Inc. (“JPMorgan”)”:

J.P. Morgan Investment Management Inc. (“JPMorgan”)

Transamerica JP Morgan Core Bond VP

Portfolio Manager	Registered Investment Companies *		Other Pooled Investment Vehicles *		Other Accounts *
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Richard Figuly	19	$61.62 billion	16	$7.88 billion	16	$7.29 billion
Barbara Miller**	12	$42.63 billion	2	$10.88 billion	0	$0
Justin Rucker***	2	$1.28 billion	0	$0	28	$9.25 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Richard Figuly	0	$0	0	$0	1	$1.00 billion
Barbara Miller**	0	$0	0	$0	0	$0
Justin Rucker***	0	$0	0	$0	0	$0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	until March 31, 2020
***	as of February 28, 2019

Investors Should Retain this Supplement for Future Reference

September 30, 2019